MFS New Discovery Fund (Prospectus Summary): | MFS New Discovery Fund
MFS® New Discovery Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® New Discovery Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MNDAX
Class B	MNDBX
Class C	MNDCX
Class I	MNDIX
Class 529A	EANDX
Class 529B	EBNDX
Class 529C	ECNDX
Class R1	MNDGX
Class R2	MNDRX
Class R3	MNDHX
Class R4	MNDJX
Class R5 (formerly Class W)	MNDKX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page I-15 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B AND 529B	C AND 529C	I	529A	B AND 529B	C AND 529C	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.31%	0.31%	0.31%	0.21%	0.21%	0.21%	0.21%	0.13%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%	1.11%	1.46%	2.21%	2.21%	2.11%	1.61%	1.36%	1.11%	1.03%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.34%	2.09%	2.09%	1.09%	1.39%	2.14%	2.14%	2.09%	1.59%	1.34%	1.09%	1.01%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.80% of the fund’s average daily net assets annually over $1 billion and up to $2.5 billion, and 0.75% of the fund’s average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2013. The fund’s distributor, MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund’s Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund’s average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2013, unless MFS Fund Distributors, Inc. elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	704	978	1,274	2,113
B	Class B Shares assuming redemption at end of period	612	958	1,331	2,248
C	Class C Shares assuming redemption at end of period	312	658	1,131	2,439
I	Class I Shares	111	350	608	1,349
529A	Class 529A Shares	708	1,000	1,316	2,212
529B	Class 529B Shares assuming redemption at end of period	617	980	1,374	2,346
529C	Class 529C Shares assuming redemption at end of period	317	680	1,174	2,535
R1	Class R1 Shares	212	658	1,131	2,439
R2	Class R2 Shares	162	505	873	1,908
R3	Class R3 Shares	136	428	742	1,632
R4	Class R4 Shares	111	350	608	1,349
R5	Class R5 Shares	103	325	565	1,257

Expense Example, No Redemption MFS New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	212	658	1,131	2,248
C	Class C Shares assuming no redemption at end of period	212	658	1,131	2,439
529B	Class 529B Shares assuming no redemption at end of period	217	680	1,174	2,346
529C	Class 529C Shares assuming no redemption at end of period	217	680	1,174	2,535

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 15.98%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS New Discovery Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(13.92%)	2.87%	2.61%
C	C Shares Returns Before Taxes	(11.83%)	3.15%	2.44%
I	I Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
529A	529A Shares Returns Before Taxes	(15.66%)	2.53%	2.34%
529B	529B Shares Returns Before Taxes	(14.01%)	2.73%	2.42%
529C	529C Shares Returns Before Taxes	(11.86%)	3.01%	2.25%
R1	R1 Shares Returns Before Taxes	(11.10%)	3.14%	2.35%
R2	R2 Shares Returns Before Taxes	(10.66%)	3.65%	2.83%
R3	R3 Shares Returns Before Taxes	(10.42%)	3.91%	3.13%
R4	R4 Shares Returns Before Taxes	(10.21%)	4.17%	3.41%
R5	R5 Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
A	A Shares Returns Before Taxes	(15.57%)	2.67%	2.54%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(20.65%)	0.99%	1.70%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(9.56%)	1.50%	1.79%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.